Share Capital (Details) - Schedule of Outstanding Stock Options - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Outstanding Stock Options [Abstract]
Number Outstanding, Beginning Balance	28,990	14,238	8,091
Weighted Average Exercise Price, Beginning Balance	$ 165.38	$ 594.08	$ 1,017.6
Number Outstanding, Granted		25,000	6,533
Weighted Average Exercise Price, Granted		$ 14.4	$ 99.04
Number Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Number Outstanding, Forfeited	(13,860)	(10,247)	(386)
Weighted Average Exercise Price, Forfeited	$ 186.49	$ 392.6	$ 1,484.96
Number Outstanding, Ending Balance	15,130	28,990	14,238
Weighted Average Exercise Price, Ending Balance	$ 146.03	$ 165.38	$ 594.08